UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08927

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2007 to September 30, 2007

Item 1:                   Schedule of Investments

Credit Suisse Global High Yield Fund

Schedule of Investments

September 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (80.8%)
Aerospace & Defense (1.6%)
$25	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)§	(B, B3)	02/01/18	7.625	$25,624
75	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B, B3)	11/01/13	6.875	75,375
125	Hawker Beechcraft Acquisition Co., Rule 144A, Senior Notes (Callable 04/01/11 @ $104.25)‡	(B-, B3)	04/01/15	8.500	128,125
75	Hawker Beechcraft Acquisition Co., Rule 144A, Senior Subordinated Notes (Callable 04/01/12 @ $104.88)‡	(B-, Caa1)	04/01/17	9.750	76,875
50	L-3 Communications Corp., Global Company Guaranteed Notes (Callable 07/15/08 @ $103.06)§	(BB+, Ba3)	07/15/13	6.125	49,375
125	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	120,625
125	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B-, B3)	07/15/14	7.750	126,875
					602,874
Agriculture (0.2%)
75	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/08 @ $104.00)‡	(B, Caa1)	11/01/10	10.500	77,625

Auto Loans (3.7%)
100	Ford Motor Credit Co. LLC, Global Notes	(B, B1)	06/15/10	7.875	97,811
250	Ford Motor Credit Co. LLC, Senior Unsecured Notes§	(B, B1)	12/15/16	8.000	234,245
310	Ford Motor Credit Co., Global Notes	(B, B1)	10/01/13	7.000	280,478
150	Ford Motor Credit Co., Notes§	(B, B1)	06/16/08	6.625	148,892
325	General Motors Acceptance Corp., Global Notes§	(BB+, Ba1)	12/01/14	6.750	294,976
350	GMAC LLC, Senior Unsubordinated Notes§	(BB+, Ba1)	12/15/11	6.000	323,334
					1,379,736
Automobile Parts & Equipment (1.1%)
75	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)#	(CCC+, B2)	12/01/11	9.000	76,406
150	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50)§	(B, Ba3)	07/01/15	9.000	160,875
33	Goodyear Tire & Rubber Co., Rule 144A, Senior Notes (Callable 12/01/09 @ $104.31)‡	(B, Ba3)	12/01/11	8.625	34,650
100	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+, Caa1)	08/15/14	10.000	101,000
50	Visteon Corp., Global Senior Notes§	(CCC+, Caa2)	08/01/10	8.250	44,250
					417,181
Automotive (2.2%)
175	Ford Motor Co., Global Notes§	(CCC+, Caa1)	07/16/31	7.450	138,250
485	General Motors Corp., Global Debentures§	(B-, Caa1)	07/15/33	8.375	427,406
300	General Motors Corp., Global Senior Notes§	(B-, Caa1)	07/15/13	7.125	276,000
					841,656
Beverages (0.3%)
125	Constellation Brands, Inc., Company Guaranteed Notes§	(BB-, Ba3)	09/01/16	7.250	125,625

Brokerage (0.2%)
75	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)§	(BB-, Ba2)	12/01/15	7.875	69,750
Building & Construction (1.4%)
100	Ashton Woods USA/Finance, Global Company Guaranteed Notes (Callable 10/01/10 @ $104.75)	(B-, Caa1)	10/01/15	9.500	79,500
100	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/08 @ $102.79)§	(BB-, B1)	04/15/12	8.375	79,000
100	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes§	(BB-, Ba3)	01/15/16	6.250	77,500
125	KB Home, Senior Notes§	(BB+, Ba1)	06/15/15	6.250	107,344
75	Standard Pacific Corp., Global Senior Notes§	(BB, Ba3)	08/15/15	7.000	53,625
50	Technical Olympic USA, Inc., Rule 144A, Senior Notes‡#	(CCC-, Caa3)	04/01/11	9.250	29,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Building & Construction
$50	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.31)	(CCC-, Caa2)	03/15/15	6.625	$35,250
75	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @ $103.81)	(B, Caa1)	12/15/12	7.625	51,375
					513,344
Building Materials (1.4%)
100	Building Materials Corp., Global Secured Notes (Callable 08/01/09 @ $103.88)§	(BB-, B2)	08/01/14	7.750	91,000
100	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B, B2)	10/01/12	9.875	97,750
75	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.94)	(B-, B3)	12/15/12	7.875	74,062
75	Norcraft Companies, Global Senior Subordinated Notes (Callable 11/01/07 @ $104.50)	(B-, B1)	11/01/11	9.000	75,750
75	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC+, B3)	09/01/14	8.500	65,438
125	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)§	(CCC+, Caa1)	02/15/12	9.000	101,875
					505,875
Chemicals (3.4%)
200	Chemtura Corp., Company Guaranteed Notes	(BB+, Ba2)	06/01/16	6.875	191,000
100	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B3)	11/15/14	0.000	86,000
100	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $105.25)	(BB+, Ba2)	06/01/13	10.500	108,000
150	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 09/15/10 @ $104.00)	(B+, B1)	09/15/14	8.000	165,750
150	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 09/15/11 @ $104.13)	(B+, B1)	09/15/16	8.250	169,875
110	Momentive Performance Materials, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/01/11 @ $105.75)‡§	(CCC+, Caa2)	12/01/16	11.500	109,450
75	Momentive Performance, Rule 144A, Company Guaranteed Notes (Callable 12/01/10 @ $104.88)‡	(B-, B3)	12/01/14	9.750	74,625
100	Mosaic Co., Rule 144A, Senior Notes (Callable 12/01/11 @ $103.81)‡	(BB-, B1)	12/01/16	7.625	107,125
100	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50)+	(B-, B3)	02/01/14	0.000	87,500
75	PolyOne Corp., Senior Notes§	(B+, B1)	05/01/12	8.875	77,625
100	Terra Capital, Inc., Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB-, B1)	02/01/17	7.000	98,000
					1,274,950
Computer Hardware (0.2%)
75	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)§	(CCC+, Caa1)	05/01/16	9.500	66,188

Consumer Products (1.3%)
175	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13)+§	(CCC+, B3)	10/01/12	0.000	156,625
125	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	116,250
100	Del Laboratories, Inc., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.00)	(CCC, Caa2)	02/01/12	8.000	92,500
50	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B-, B3)	05/01/17	7.500	48,625
75	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)§	(B-, B3)	04/15/12	9.250	76,125
					490,125
Consumer/Commercial/Lease Financing (0.4%)
125	Residential Capital LLC, Company Guaranteed Notes#	(BBB-, Ba1)	02/22/11	6.000	101,948

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Consumer/Commercial/Lease Financing
$75	Residential Capital LLC, Company Guaranteed Notes§#	(BBB-, Ba1)	06/01/12	6.500	$60,806
					162,754
Diversified Capital Goods (1.9%)
125	Actuant Corp., Rule 144A, Senior Notes (Callable 06/15/12 @ $103.44)‡§	(BB-, Ba2)	06/15/17	6.875	123,750
125	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	123,750
75	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)	(B, B3)	06/01/17	7.375	72,375
150	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(CCC+, B3)	08/01/14	9.500	156,000
50	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, B3)	12/15/13	8.625	48,750
100	Titan International, Inc., Global Company Guaranteed Notes	(B, B3)	01/15/12	8.000	100,250
77	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $103.29)	(B-, B3)	06/15/12	9.875	78,925
					703,800
Electric - Generation (4.0%)
175	AES Corp., Senior Notes§	(B, B1)	03/01/14	7.750	178,500
250	Dynegy Holdings, Inc., Global Senior Unsecured Notes§	(B-, B2)	05/01/16	8.375	252,500
125	Dynegy Holdings, Inc., Rule 144A, Senior Notes‡	(B-, B2)	06/01/15	7.500	121,250
150	Edison Mission Energy, Rule 144A, Senior Notes‡	(BB-, B1)	05/15/17	7.000	148,500
250	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB+, Ba2)	01/02/16	8.560	267,971
175	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B, B1)	01/15/17	7.375	175,438
75	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(B, B1)	02/01/14	7.250	75,375
50	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)§	(B, B1)	02/01/16	7.375	50,250
225	Reliant Energy, Inc., Senior Notes§	(B-, B3)	06/15/14	7.625	227,812
					1,497,596
Electric - Integrated (0.3%)
100	Mirant North America LLC, Global Company Guaranteed Notes (Callable 12/31/09 @ $103.69)	(B-, B2)	12/31/13	7.375	102,000

Electronics (2.0%)
150	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)	(B, B1)	05/15/13	7.750	145,312
36	Ampex Corp., Secured Notes^	(NR, NR)	08/15/08	12.000	36,205
300	Freescale Semiconductor, Inc., Global Senior Unsecured Notes (Callable 12/15/10 @ $104.44)§	(B, B1)	12/15/14	8.875	291,000
57	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.42)§	(B, B2)	02/15/12	10.250	59,708
100	Spansion, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $105.62)‡§	(B, Caa1)	01/15/16	11.250	98,500
100	Viasystems, Inc., Global Senior Unsecured Notes (Callable 01/15/08 @ $105.25)	(B-, Caa1)	01/15/11	10.500	100,500
					731,225
Energy - Exploration & Production (3.3%)
75	Chaparral Energy, Inc., Rule 144A, Senior Notes (Callable 02/01/12 @ $104.44)‡	(CCC+, Caa1)	02/01/17	8.875	70,688
276	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB, Ba2)	01/15/16	6.875	277,380
125	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	119,062
100	Forest Oil Corp., Global Company Guaranteed Notes (Callable 05/01/08 @ $102.58)	(B+, B1)	05/01/14	7.750	102,000
125	Hilcorp Energy I, Rule 144A, Senior Notes (Callable 06/01/11 @ $104.50)‡§	(B, B3)	06/01/16	9.000	128,125
150	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B-, B3)	07/15/13	9.125	159,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production
$150	Plains Exploration & Production, Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB-, B1)	06/15/15	7.750	$147,750
100	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)§	(B+, Ba3)	03/15/15	6.375	98,000
125	Swift Energy Co., Senior Notes (Callable 07/15/08 @ $103.81)§	(BB-, B1)	07/15/11	7.625	125,937
					1,227,942
Environmental (1.1%)
225	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)§	(B+, B2)	04/15/14	7.375	227,250
175	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(CCC+, Caa1)	04/15/14	9.500	175,875
					403,125
Food & Drug Retailers (1.3%)
100	Albertson’s LLC, Senior Notes	(B, B1)	05/01/13	7.250	101,132
175	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88)§	(CC, Caa3)	08/01/11	9.750	168,437
75	Ingles Markets, Inc., Global Company Guaranteed Notes (Callable 12/01/07 @ $102.90)	(B, B3)	12/01/11	8.875	76,875
60	Rite Aid Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/11 @ $104.69)‡	(CCC+, Caa1)	12/15/15	9.375	56,100
25	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	24,875
75	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)§	(B+, B2)	06/15/12	8.125	76,781
					504,200
Food - Wholesale (0.7%)
75	Dole Food Co., Debentures#§	(B-, Caa1)	07/15/13	8.750	73,500
75	National Beef Packing Company LLC, Global Senior Unsecured Notes (Callable 08/01/08 @ $102.63)	(B-, Caa1)	08/01/11	10.500	76,500
100	Smithfield Foods, Inc., Senior Unsecured Notes§	(BB, Ba3)	07/01/17	7.750	103,000
					253,000
Forestry & Paper (3.2%)
150	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+, B2)	10/15/14	7.125	144,750
125	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 03/15/08 @ $103.67)	(B, B2)	03/15/10	9.750	123,125
175	Georgia-Pacific Corp., Debentures	(B, B2)	06/15/15	7.700	175,000
75	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(B, Ba3)	01/15/17	7.125	72,938
100	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75)	(B-, B3)	08/15/13	9.500	103,250
150	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(B, B2)	05/01/12	10.000	158,625
50	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)§	(CCC+, B3)	05/01/13	12.000	53,875
250	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/08 @ $102.79)	(CCC+, B3)	07/01/12	8.375	251,250
125	Verso Paper Holdings LLC, Series B, Global Secured Notes (Callable 08/01/10 @ $104.56)§	(B+, B2)	08/01/14	9.125	129,375
					1,212,188
Gaming (4.4%)
75	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69)‡	(B, B2)	12/15/14	9.375	70,875
100	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(CCC+, B3)	08/01/13	8.000	98,000
25	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB, Ba2)	11/15/19	7.250	24,719
60	Fontainebleau Las Vegas, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)‡	(CCC+, Caa1)	06/15/15	10.250	56,550

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Gaming
$100	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)§	(B-, B3)	06/01/12	8.125	$90,125
100	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)	(B, B3)	11/15/10	12.000	106,000
150	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	150,000
75	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/08 @ $102.38)	(B+, B1)	10/15/10	9.500	72,375
25	Majestic Star LLC, Global Senior Unsecured Notes (Callable 10/15/08 @ $104.88)	(CCC+, Caa1)	01/15/11	9.750	21,125
175	MGM Mirage, Inc., Company Guaranteed Notes§	(BB, Ba2)	06/01/16	7.500	174,781
225	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	01/15/17	7.625	223,875
100	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB, Ba2)	04/01/13	6.750	98,250
125	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25)	(B, Caa1)	06/01/15	8.500	104,687
100	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	104,000
175	Wimar Opco LLC, Rule 144A, Senior Subordinated Notes (Callable 12/15/10 @ $104.81)‡	(CCC+, Caa1)	12/15/14	9.625	136,500
100	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)	(BB+, B1)	12/01/14	6.625	98,500
					1,630,362
Gas Distribution (2.8%)
125	Amerigas Partners/Eagle Finance Corp., Senior Notes (Callable 05/20/11 @ $103.56)§	(NR, B1)	05/20/16	7.125	122,188
225	El Paso Performance-Link, Rule 144A, Notes‡	(BB, Ba3)	07/15/11	7.750	232,265
100	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B, B1)	03/01/16	8.250	103,750
225	Williams Companies, Inc., Global Senior Unsecured Notes§	(BB, Ba2)	03/15/12	8.125	243,562
325	Williams Partners LP, Global Company Guaranteed Notes	(BB+, Ba3)	02/01/17	7.250	333,125
					1,034,890
Health Services (5.0%)
125	Community Health Systems, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $104.44)‡	(B-, B3)	07/15/15	8.875	129,062
75	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)§	(B, B2)	03/15/15	7.250	75,563
225	HCA, Inc., Global Senior Unsecured Notes§	(B-, Caa1)	02/15/16	6.500	192,375
225	HCA, Inc., Rule 144A, Secured Notes (Callable 11/15/11 @ $104.63)‡	(BB-, B2)	11/15/16	9.250	239,625
325	HCA, Inc., Senior Unsecured Notes§	(B-, Caa1)	02/15/13	6.250	288,437
100	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)§	(CCC+, Caa1)	06/15/16	10.750	105,750
75	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(CCC+, B3)	06/15/14	8.750	76,312
75	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB, Ba3)	01/15/16	7.000	74,719
75	Senior Housing Properties Trust, Senior Notes	(BB+, Ba2)	01/15/12	8.625	81,000
50	Service Corporation International, Global Senior Notes	(BB-, B1)	10/01/14	7.375	51,625
50	Service Corporation International, Global Senior Notes§	(BB-, B1)	10/01/18	7.625	52,125
75	Stewart Enterprises, Inc., Global Senior Notes (Callable 02/15/09 @ $103.13)	(B+, Ba3)	02/15/13	6.250	73,313
250	Tenet Healthcare Corp., Global Senior Notes§	(CCC+, Caa1)	07/01/14	9.875	230,000
50	Universal Hospital Services, Inc., Rule 144A, Secured Notes (Callable 06/01/09 @ $102.00)‡#	(B+, B3)	06/01/15	8.759	50,000
50	Universal Hospital Services, Inc., Rule 144A, Secured Notes (Callable 06/01/11 @ $104.25)‡	(B+, B3)	06/01/15	8.500	49,750
100	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)§	(CCC+, Caa1)	10/01/14	9.000	97,500
					1,867,156
Hotels (0.8%)
50	Felcor Lodging LP, Global Company Guaranteed Notes#	(B+, Ba3)	06/01/11	8.500	53,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Hotels
$250	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB, Ba1)	06/01/16	6.750	$248,750
					301,750
Household & Leisure Products (0.3%)
75	Sealy Mattress Co., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.13)§	(B, B2)	06/15/14	8.250	75,938
50	Simmons Bedding Co., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.94)	(CCC+, B2)	01/15/14	7.875	48,250
					124,188
Leisure (0.7%)
75	Bally Total Fitness Holding Corp., Global Company Guaranteed Notes (Callable 07/15/08 @ $102.63)ø§	(NR, NR)	07/15/11	10.500	79,500
75	Six Flags, Inc., Global Senior Notes (Callable 04/15/08 @ $104.88)§	(CCC, Caa1)	04/15/13	9.750	63,938
150	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81)§	(CCC, Caa1)	06/01/14	9.625	124,687
					268,125
Machinery (0.3%)
100	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	105,000

Media - Broadcast (1.8%)
75	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/07 @ $103.88)	(B-, B1)	12/15/12	7.750	76,125
100	Barrington Broadcasting, Rule 144A, Senior Subordinated Notes (Callable 08/15/10 @ $105.25)‡	(CCC+, B3)	08/15/14	10.500	103,500
100	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B-, B2)	09/15/14	8.625	104,000
100	ION Media Networks, Inc., Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00)‡#	(CCC-, Caa2)	01/15/13	11.610	102,250
100	Rainbow National Services LLC, Rule 144A, Senior Notes (Callable 09/01/08 @ $104.38)‡	(B+, B2)	09/01/12	8.750	104,250
115	Univision Communications, Inc., Rule 144A, Senior Notes (Callable 03/15/11 @ $104.88)‡§	(CCC+, B3)	03/15/15	9.750	112,700
100	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)§	(CCC-, Caa1)	01/15/14	8.750	85,000
					687,825
Media - Cable (4.9%)
150	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+, Caa1)	01/15/14	9.375	146,250
300	CCH I Holdings LLC, Global Company Guaranteed Notes	(CCC, Caa3)	04/01/14	9.920	259,500
300	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)	(CCC, Caa2)	10/01/15	11.000	305,250
125	CCH II LLC, Series B, Global Senior Unsecured Notes (Callable 09/15/08 @ $105.13)	(CCC, Caa2)	09/15/10	10.250	130,625
83	Charter Communications Holdings LLC, Senior Discount Notes§	(CCC, Caa3)	04/01/11	9.920	76,879
175	CSC Holdings, Inc., Global Senior Unsecured Notes§	(B+, B2)	04/15/12	6.750	169,312
35	CSC Holdings, Inc., Series B, Senior Unsecured Notes	(B+, B2)	04/01/11	7.625	35,263
125	DirecTV Holdings/Finance, Global Senior Notes (Callable 03/15/08 @ $104.19)	(BB-, Ba3)	03/15/13	8.375	130,469
175	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	176,312
52	Insight Midwest/Insight Capital Corp., Senior Notes (Callable 11/09/07 @ $100.00)§	(B, B3)	10/01/09	9.750	52,195
100	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63)‡	(CCC+, Caa1)	06/15/15	9.250	94,500
50	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)§	(B, B3)	10/15/15	8.500	50,375
75	Mediacom LLC/Capital Corp., Senior Notes (Callable 02/15/08 @ $100.00)§	(B, B3)	02/15/11	7.875	74,063

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Cable
$135	TL Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa1)	01/15/15	10.500	$133,987
					1,834,980
Media - Services (0.2%)
100	WMG Holdings Corp., Global Company Guaranteed Notes (Callable 12/15/09 @ $104.75)+	(B, B2)	12/15/14	0.000	70,500

Metals & Mining - Excluding Steel (2.1%)
100	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)§	(B-, B3)	12/15/14	9.000	93,000
25	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)	(B-, Caa1)	12/15/16	10.000	22,250
175	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BB, Ba3)	04/01/15	8.250	189,438
175	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BB, Ba3)	04/01/17	8.375	191,625
150	Noranda Aluminum Acquisition, Rule 144A, Senior Unsecured Notes (Callable 05/15/08 @ $102.00)‡#	(CCC+, B3)	05/15/15	9.360	141,750
125	Peabody Energy Corp., Global Company Guaranteed Notes	(BB, Ba1)	11/01/16	7.375	132,500
					770,563
Mortgage Banks & Thrifts (0.4%)
160	Countrywide Home Loans, Inc., Series MTNK, Global Notes§	(BBB+, Baa3)	12/19/07	4.250	158,156

Non-Food & Drug Retailers (2.4%)
100	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)	(CCC+, B3)	02/15/12	9.000	102,500
75	Asbury Automotive Group, Inc., Rule 144A, Senior Subordinated Notes (Callable 03/15/12 @ $103.81)‡	(B, B3)	03/15/17	7.625	69,375
100	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)§	(B, Caa1)	10/15/12	12.000	99,500
95	Claire’s Stores, Inc., Rule 144A, Senior Notes (Callable 06/01/11 @ $104.81)§‡	(CCC+, Caa1)	06/01/15	9.625	78,613
75	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @ $104.19)	(B-, Caa1)	06/01/12	8.375	57,375
370	Flooring America, Inc., Series B, Company Guaranteed Notes^ø	(NR, NR)	10/15/07	9.250	0
25	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)§	(BB, Ba3)	10/01/12	8.000	26,125
25	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)§	(CCC, B2)	11/01/14	10.000	25,750
175	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)§	(CCC, Caa1)	11/01/16	11.375	179,812
100	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(B-, B3)	10/15/15	10.375	109,500
89	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B2)	12/15/13	10.625	92,115
50	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)§	(CCC+, B3)	02/15/15	8.500	48,750
25	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/12 @ $104.88)§	(CCC+, Caa1)	02/15/17	9.750	23,750
					913,165
Office Equipment (0.5%)
175	IKON Office Solutions, Inc., Global Senior Notes (Callable 09/15/10 @ $103.88)§	(BB, Ba3)	09/15/15	7.750	176,750

Oil Field Equipment & Services (0.3%)
125	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @ $103.69)	(BB-, Ba2)	07/15/14	7.375	128,750

Oil Refining & Marketing (0.5%)
100	Frontier Oil Corp., Global Senior Notes (Callable 10/01/08 @ $102.21)§	(B+, B1)	10/01/11	6.625	98,750
100	Tesoro Corp., Rule 144A, Senior Notes (Callable 06/01/12 @ $103.25)‡	(BB+, Ba1)	06/01/17	6.500	99,750
					198,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Packaging (2.5%)
$75	Ball Corp., Company Guaranteed Notes (Callable 03/15/11 @ $103.31)§	(BB, Ba1)	03/15/18	6.625	$73,875
100	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)§	(CCC+, Caa2)	03/01/16	10.250	98,500
165	Berry Plastics Holding Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)§	(B, B3)	09/15/14	8.875	169,537
100	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50)	(CCC, Caa2)	12/01/12	11.000	77,500
70	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)§	(B, B1)	11/15/15	7.750	72,625
125	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)§	(CCC+, Caa1)	10/15/14	9.875	124,375
50	Owens-Brockway Glass Containers, Inc., Rule 144A, Senior Notes (Callable 05/15/08 @ $104.13)‡	(B, B3)	05/15/13	8.250	52,000
75	Owens-Illinois, Inc., Debentures	(B, Caa1)	05/15/18	7.800	74,250
75	Pliant Corp., Global Company Guaranteed Notes (Callable 06/01/08 @ $102.78)§	(CCC, Caa1)	09/01/09	11.125	67,875
0	Pliant Corp., Global Secured Notes (Callable 12/15/07 @ $108.72)[1]	(B, NR)	06/15/09	11.625	127
150	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)§	(CCC-, Caa2)	02/15/14	8.500	133,500
					944,164
Printing & Publishing (2.4%)
75	American Media Operations, Inc., Series B, Global Company Guaranteed Notes§	(CCC-, Caa2)	05/01/09	10.250	66,937
75	CBD Media Holdings/Finance, Global Senior Notes (Callable 07/15/08 @ $104.63)	(CCC+, Caa1)	07/15/12	9.250	80,932
25	Dex Media, Inc., Global Senior Unsecured Notes (Callable 11/15/08 @ $104.00)	(B, B2)	11/15/13	8.000	25,313
100	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)	(BB, B2)	11/15/16	8.000	100,250
500	Premier Graphics, Inc., Company Guaranteed Notes^ø	(NR, NR)	12/01/05	11.500	0
25	R.H. Donnelley Corp., Rule 144A, Senior Notes (Callable 10/15/12 @ $104.44)‡	(B, B3)	10/15/17	8.875	25,469
250	R.H. Donnelley Corp., Global Senior Unsecured Notes (Callable 01/15/09 @ $103.44)§	(B, B3)	01/15/13	6.875	237,500
125	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)§	(B, B3)	01/15/13	6.875	118,750
50	R.H. Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)§	(B, B3)	01/15/16	8.875	51,187
100	Reader’s Digest Association, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/12 @ $104.50)‡	(CCC+, Caa1)	02/15/17	9.000	90,500
110	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)§	(B-, B3)	03/01/15	8.250	96,250
					893,088
Restaurants (0.4%)
215	AmeriKing, Inc., Senior Notesø^	(NR, NR)	11/15/07	10.750	0
29	AmeriKing, Inc., Senior Notesø^	(NR, NR)	05/15/08	13.000	0
200	AmeriKing, Inc., Unitsø^	(NR, NR)	05/15/08	13.000	0
50	Buffets, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $106.25)§	(CCC, Caa1)	11/01/14	12.500	35,250
50	Denny’s Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)	(B-, B3)	10/01/12	10.000	51,875
50	OSI Restaurant Partners, Inc., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.00)‡§	(CCC+, Caa1)	06/15/15	10.000	44,500
					131,625
Software/Services (0.6%)
225	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caa1)	08/15/15	10.250	236,250

Steel Producers/Products (0.8%)
100	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $102.58)§	(B+, B1)	06/15/12	7.750	101,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Steel Producers/Products
$110	PNA Group, Inc., Global Senior Unsecured Notes (Callable 09/01/11 @ $105.38)	(B-, B3)	09/01/16	10.750	$112,750
100	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B-, B3)	02/15/14	11.250	102,750
					317,250
Support-Services (4.8%)
125	ARAMARK Corp., Global Company Guaranteed Notes (Callable 02/01/11 @ $104.25)§	(B-, B3)	02/01/15	8.500	128,125
75	Ashtead Capital, Inc., Rule 144A, Notes (Callable 08/15/11 @ $104.50)‡	(B, B1)	08/15/16	9.000	74,344
50	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)§	(CCC+, B2)	06/01/14	8.750	51,500
75	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)	(CCC+, Caa1)	06/01/16	10.250	78,000
150	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(B, B1)	01/01/14	8.875	155,250
75	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)	(B, B3)	01/01/16	6.625	70,500
100	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/08 @ $103.56)	(CCC+, Caa1)	05/15/13	10.670	101,500
75	Johnsondiversey, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/08 @ $103.21)	(CCC+, B3)	05/15/12	9.625	76,500
75	Kar Holdings, Inc., Rule 144A, Senior Notes (Callable 05/01/10 @ $104.38)‡	(CCC, B3)	05/01/14	8.750	72,187
25	Kar Holdings, Inc., Rule 144A, Senior Subordinated Notes (Callable 04/01/11 @ $105.00)‡	(CCC, Caa1)	05/01/15	10.000	23,563
100	Mobile Mini, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $103.44)	(BB-, B1)	05/01/15	6.875	97,750
100	Mobile Services Group, Inc., Rule 144A, Senior Notes (Callable 08/01/10 @ $104.88)‡	(B-, B3)	08/01/14	9.750	100,500
125	Neff Corp., Global Company Guaranteed Notes (Callable 06/01/11 @ $105.00)§	(B-, Caa2)	06/01/15	10.000	89,375
150	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)§	(B-, Caa1)	12/01/14	9.500	144,000
50	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)§	(CCC+, Caa1)	09/01/16	11.875	52,625
105	Travelport LLC., Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(CCC+, B3)	09/01/14	9.875	107,625
125	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)	(B, B3)	02/15/14	7.000	128,125
100	Varietal Distribution, Rule 144A, Senior Notes (Callable 07/15/11 @ $105.13)‡	(CCC+, Caa1)	07/15/15	10.250	97,000
150	Williams Scotsman, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $104.25)	(B+, B2)	10/01/15	8.500	165,750
					1,814,219
Telecom - Fixed Line (1.1%)
250	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $102.00)#	(CCC+, B3)	02/15/15	9.150	239,375
25	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(CCC+, B3)	11/01/14	9.250	24,750
100	Paetec Holding Corp., Rule 144A, Senior Notes (Callable 07/15/11 @ $104.75)‡	(CCC+, Caa1)	07/15/15	9.500	100,500
50	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+, B3)	02/15/14	9.250	52,125
					416,750
Telecom - Integrated/Services (2.8%)
150	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)§	(B-, B2)	01/15/14	8.375	150,375
50	Citizens Communications Co., Senior Notes§	(BB+, Ba2)	01/15/13	6.250	49,000
50	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)§	(CCC, Caa1)	05/01/15	12.500	54,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Telecom - Integrated/Services
$150	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B-, B1)	04/15/14	9.500	$151,875
125	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B+, Ba3)	02/15/14	7.500	127,187
240	Qwest Corp., Global Senior Notes	(BBB-, Ba1)	06/15/15	7.625	252,600
50	Qwest Corp., Global Senior Unsecured Notes	(BBB-, Ba1)	10/01/14	7.500	52,250
25	Windstream Corp., Global Company Guaranteed Notes§	(BB-, Ba3)	08/01/13	8.125	26,438
175	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB-, Ba3)	08/01/16	8.625	187,469
					1,051,444
Telecom - Wireless (1.7%)
75	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC+, B2)	06/15/13	10.125	79,875
75	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(CCC, Caa1)	11/01/14	9.375	76,500
175	Dobson Cellular Systems, Inc., Global Secured Notes (Callable 11/01/08 @ $104.94)	(B-, B1)	11/01/12	9.875	189,875
125	Metro PCS Wireless, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.63)‡	(CCC, Caa1)	11/01/14	9.250	128,125
75	Rural Cellular Corp., Rule 144A, Senior Subordinated Notes (Callable 06/01/08 @ $102.00)‡#	(CCC, Caa2)	06/01/13	8.621	77,250
75	SunCom Wireless Holdings, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)	(CCC, Caa2)	06/01/13	8.500	78,844
					630,469
Textiles & Apparel (0.4%)
75	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)§	(B+, B2)	01/15/15	9.750	79,125
75	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.13)§	(B+, B2)	12/15/12	12.250	81,017
					160,142
Theaters & Entertainment (0.4%)
150	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B2)	03/01/14	8.000	143,625

Transportation - Excluding Air/Rail (0.3%)
100	Bristow Group, Inc., Rule 144A, Senior Notes (Callable 09/15/12 @ $103.75)‡	(BB, Ba2)	09/15/17	7.500	102,500
TOTAL CORPORATE BONDS (Cost $31,465,628)					30,274,945

FOREIGN BONDS (11.0%)
Chemicals (0.7%)
150	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg)‡	(B, B2)	08/15/15	8.375	137,625
125	Ineos Group Holdings PLC, Rule 144A, Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(B-, B3)	02/15/16	8.500	120,312
					257,937
Electronics (0.7%)
75	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/09 @ $105.06) (Singapore)#	(B, B2)	12/01/13	10.125	81,000
75	NXP BV/NXP Funding LLC, Global Company Secured Notes (Callable 10/15/11 @ $104.75) (Netherlands)§	(B, B3)	10/15/15	9.500	70,125
125	NXP BV/NXP Funding LLC, Global Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(BB, Ba3)	10/15/14	7.875	120,781
					271,906
Energy - Exploration & Production (0.5%)
175	OPTI Canada, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.13) (Canada)‡	(BB+, B1)	12/15/14	8.250	177,188

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS
Forestry & Paper (0.7%)
$150	Abitibi-Consolidated, Inc., Global Notes (Canada)§	(B, B3)	06/15/11	7.750	$116,250
50	Bowater Canada Finance Corp., Global Company Guaranteed Notes (Canada)§	(B, B3)	11/15/11	7.950	41,375
100	Smurfit Kappa Funding, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B, B2)	04/01/15	7.750	98,000
30	Tembec Industries, Inc., Global Company Guaranteed Notes (Canada)§	(CCC-, Ca)	03/15/12	7.750	11,700
					267,325
Gaming (0.6%)
150	Codere Finance Luxembourg SA, Senior Notes (Callable 06/15/10 @ $104.13) (Luxembourg)	(B, B2)	06/15/15	8.250	213,056

Leisure (0.2%)
75	NCL Corp., Global Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda)#	(B, B3)	07/15/14	10.625	75,938

Media (0.3%)
125	Quebecor Media, Inc., Rule 144A, Notes (Canada)‡	(B, B2)	03/15/16	7.750	119,844

Media - Cable (1.5%)
175	Unity Media GmbH, Rule 144A, Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(CCC+, Caa2)	02/15/15	10.125	261,942
150	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/09 @ $104.88) (United Kingdom)	(B-, B2)	04/15/14	9.750	306,366
					568,308
Metals & Mining - Excluding Steel (0.0%)
504	International Utility Structures, Inc., Subordinated Notes (Canada)^ø	(NR, NR)	02/01/08	13.000	0

Oil Refining & Marketing (0.2%)
50	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/11 @ $103.38) (Bermuda)‡	(BB-, B1)	05/01/14	6.750	48,250
25	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/12 @ $103.50) (Bermuda)‡	(BB-, B1)	05/01/17	7.000	23,875
					72,125
Packaging (0.2%)
60	Gerresheimer Holdings GMBH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ 103.94) (Germany)‡	(B+, B2)	03/01/15	7.875	88,742

Pharmaceuticals (0.2%)
75	Elan Finance PLC, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	74,063

Printing & Publishing (0.2%)
75	Quebecor World, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $104.88) (Canada)‡	(B, B3)	01/15/15	9.750	72,188

Support-Services (0.8%)
75	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B, B1)	08/01/15	8.625	73,312
150	Carlson Wagonlit BV, Rule 144A, Senior Notes (Callable 11/01/07 @ $104.00) (Netherlands)#‡	(B-, B2)	05/01/15	10.002	221,322
					294,634
Telecom - Integrated/Services (2.9%)
150	BCM Ireland Finance, Rule 144A, Company Guaranteed Notes (Callable 08/15/08 @ $101.00) (Ireland)‡#	(B-, B3)	08/15/16	9.506	214,922
175	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	184,187
100	Hellas II, Rule 144A, Subordinated Notes (Callable 01/15/08 @ $102.00) (Luxembourg)‡#	(CCC+, Caa1)	01/15/15	11.110	97,250
25	Intelsat Bermuda, Ltd., Global Senior Unsecured Notes (Bermuda)	(B-, Caa1)	11/01/13	6.500	19,125
375	Intelsat, Ltd., Global Senior Unsecured Notes (Callable 06/15/11 @ $105.62) (Bermuda)	(B-, Caa1)	06/15/16	11.250	403,594

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS
Telecom - Integrated/Services
$100	Nordic Telephone Co. Holdings, Rule 144A, Secured Notes (Callable 05/01/08 @ $101.00) (Denmark)‡#	(B, B2)	05/01/16	9.752	$146,126
					1,065,204
Telecommunication Equipment (0.1%)
50	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Canada)‡#	(B-, B3)	07/15/11	9.610	50,250

Textiles & Apparel (0.8%)
200	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)‡	(CCC, B3)	11/15/12	9.875	288,696

Transportation - Excluding Air/Rail (0.4%)
150	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/08 @ $104.25) (Bermuda)§	(B+, B1)	12/15/13	8.500	154,875

TOTAL FOREIGN BONDS (Cost $4,478,740)					4,112,279

Number of Shares

COMMON STOCKS (0.3%)
Automobile Parts & Equipment (0.0%)
413,097	Cambridge Industries Liquidating Trust^	0
588	Safelite Realty Corp.^	4,704
		4,704
Electric - Integrated (0.3%)
2,525	Mirant Corp.*	102,717
TOTAL COMMON STOCKS (Cost $62,936)		107,421

WARRANTS (0.0%)
Telecom - Wireless (0.0%)
500	iPCS, Inc., Rule 144A, strike price $5.50 expires 07/15/10‡ (Cost $0)	0

SHORT-TERM INVESTMENTS (31.6%)
10,424,505	State Street Navigator Prime Portfolio§§	10,424,505

Par (000)

1,432	State Street Bank and Trust Co. Euro Time Deposit	10/01/07	3.600	1,432,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,856,505)				11,856,505

TOTAL INVESTMENTS AT VALUE (123.7%) (Cost $47,863,809)				46,351,150

LIABILITIES IN EXCESS OF OTHER ASSETS (-23.7%)				(8,879,748)

NET ASSETS (100.0%)				$37,471,402

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contract	Expiration Date	Foreign Currency To be Sold	Contract Amount	Contract Value	Unrealized Loss

Euro	01/09/2008	€(1,075,000)	$(1,521,243)	$(1,531,377)	$(10,134)
British Pound	01/09/2008	£(150,000)	(301,492)	(304,895)	(3,403)
			$(1,822,735)	$(1,836,272)	$(13,537)

CREDIT DEFAULT SWAP CONTRACTS

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay)	Annual Rate	Protection Bought/Sold	Unrealized Appreciation / (Depreciation)
USD	550,000	6/20/12	Lehman Brothers	Receive	0.00%	Bought	$—
USD	(550,000)	6/20/12	Lehman Brothers	Pay	2.75%	Bought	$(15,483)

INVESTMENT ABBREVIATION

NR=Not Rated

MTNK — Medium Term Note, Series K

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2007, these securities amounted to a value of $6,944,129 or 18.5% of net assets.

+	Step Bond — The interest rate stated is as of September 30, 2007 and will reset at a future date.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
#	Variable rate obligations — The interest rate shown is the rate as of September 30, 2007.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.
ø	Bond is currently in default.
1	Par value of security held is less than 1,000.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the price of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At September 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $47,863,809, $745,833, $(2,258,492) and $(1,512,659), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                  Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                  Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	November 26, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 26, 2007